Intangible assets	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Intangible assets

11	Intangible assets

	In-process research and development £’000	Goodwill £’000	IT/Website costs £’000	Total £’000
Cost
At 1 January 2021	13,378	2,291	–	15,669
At 31 December 2021	13,378	2,291	–	15,669
Transfer from property, plant and equipment	–	–	122	122
Disposal	–	–	(12)	(12)
At 31 December 2022	13,378	2,291	110	15,779
Acquisition	2,938	–	–	2,938
At 31 December 2023	16,316	2,291	110	18,717

	In-process research and development £’000	Goodwill £’000	IT/Website Costs £’000	Total £’000
Accumulated amortisation and impairment
At 1 January 2021	13,378	2,291	–	15,669
At 31 December 2021	13,378	2,291	–	15,669
Amortisation charge for the year	–	–	3	3
Transfer from property, plant and equipment	–	–	113	113
Disposal	–	–	(12)	(12)
At 31 December 2022	13,378	2,291	104	15,773
Amortisation charge for the year	–	–	3	3
Disposal	–	–	–	–
At 31 December 2023	13,378	2,291	107	15,776
Net book value
At 31 December 2023	2,938	–	3	2,941
At 31 December 2022	–	–	6	6
At 31 December 2021	–	–	–	–

The individual intangible asset which is material to the financial statements is as follows:

	Carrying amount			Remaining amortisation period
	2023 £’000	2022 £’000	2021 £’000	2023 (years)	2022 (years)	2021 (years)
MTX228 tolimidone acquired IPRD*	2,938	–	–	n/a	n/a	n/a

*	asset is not yet in use and has not started amortising

On 21 December 2023 the Company executed an Assignment and Exchange Agreement with Adhera for assignment of Adhera’s rights and a new licence for tolimidone (MTX228) with Melior for total consideration of $11.12 million. The initial consideration was settled as follows:

	$’000	£’000
Cash paid to Adhera	300	237
100,356 ADSs, valued at the Offer price issued to Adhera Loan Noteholders	201	159
899,642 Pre-funded warrants at the Offering price issued to Adhera Loan Noteholders	1,799	1,422
708,856 ADSs at the Offer price issued to Melior	1,418	1,120
Recognised as intangible asset purchase	3,718	2,938

In addition, conditional upon Adhera Loan Noteholders subscribing for not less than $4 million in the Registered Offering the company paid a further $0.4 million in cash and as an adjustment to equity of $3.0 million satisfied by the issue of 124,591 ADSs and 1,375,408 pre-funded warrants and not as consideration for the acquisition of the intangible asset. These have been accounted for within the December 2023 Registered Offering.

The Assignment and Exchange Agreement also provides for deferred consideration totalling $4.0 million payable upon in part upon the completion of a positive Phase II clinical study of tolimidone in Type-1 diabetes and in part upon the first commercial sale of tolimidone. In addition, the Company is obligated to pay single digit tiered royalties on net sales of tolimidone to Melior.

The ADSs issued under the transaction are subject to restrictions on their resale.

The Group reviews the carrying amounts of its intangible assets to determine whether there are any indications that those assets have suffered an impairment loss. If any such indications exist, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss. Impairment indications include events causing significant changes in any of the underlying assumptions used in the income approach utilised in valuing in process R&D. The key assumptions are : estimation of future cash flows which is dependent on the probability of success, the discount factor, the timing of future revenue flows, market penetration and peak sales assumptions, and expenditure required to complete development, estimation of the long-term rate of growth for the business, estimation of the useful life over which cash flows will occur and determination of our weighted-average cost of capital.